Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 6,144	$ 6,144	$ 6,105
Less: Accumulated depreciation	(5,182)	(5,109)	(4,830)
Property and equipment, net	962	1,035	1,275
Lab equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	3,113	3,113	3,106
Production equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,276	2,276	2,249
Computer equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	654	654	648
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 101	$ 101	$ 102